Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event
Note 9 Subsequent Event

Conversion of Debt and Demand Loans and Accrued Interest

During the period July 1, 2011 to August 15, 2011, 10 noteholders converted common stock payable and notes totaling $471,847 into 29,383,074 shares of the Company’s common stock. The amounts previously accounted for as common stock payable reflected the fact that the Company had received conversion notices from its debt holders, but did not have sufficient authorized shares to settle these conversions.

Issuance of Stock for Services

On July 31, 2011, the Company issued a consultant 375,000 shares, for services rendered, having a fair value of $15,000 ($0.04/share), based upon the fair value of services rendered.

Issuance of Stock for Cash

On July 7, 2011, the Company issued 20,000,000 shares of common stock  for $500,000 ($0.025/share).

Endorsement Contract

On July 20, 2011, the Company entered into a two-year endorsement agreement with a celebrity athlete.  The athlete will evaluate and promote certain Company products as well as consent to the use his of name, photograph, appearance, likeness, reputation, voice and signature, as is customary in endorsement agreements.  In return, the athlete will receive the following compensation:

•	Cash compensation: $200,000 per year;

•	$100,000 in stock based compensation payable over the term of the contract; and

•	Additional cash and stock compensation based on the athlete achieving various milestones in profession.

Note 11 Subsequent Events

During the period January 1, 2011 – March 31, 2011, the Company had the following debt transactions:

(A) Convertible Debt – Secured – Derivative Liabilities

The Company issued convertible notes totaling $1,103,592.  These notes had the following provisions:

●	Interest rate 8%,
●	Notes are due between 9 days and 1 year from issuance,
●	Conversion rates equal to a variable percentage by applying a specified formula that utilizes the average of quoted closing prices; and
●	Unsecured

The investor is entitled at its option to convert all or part of the principal and accrued interest into shares of the Company’s common stock at a conversion price as discussed above.  The Company classified the embedded conversion feature as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle. The Company will compute the fair value of these instruments using a black-scholes option pricing model.

4,528,885 shares of common stock were issued in connection with the conversion of approximately $179,000.  The Company recorded a loss on debt conversion of approximately $179,000.

The Company paid debt issue costs of approximately $43,000.

The Company also issued 3,000,000, 3.5 year warrants with an exercise price of $0.025/share, expiring August 28, 2014

(B) Stock Issued to Settle Accounts Payable

In the first quarter of 2011, the Company issued 19,177,850 shares of common stock, having a fair value of $1,782,147 ($0.06 - $0.12/share), based upon the quoted closing trading price, to settle accounts payable with a face value of $673,561.  As a result, the Company recorded a loss on settlement of accounts payable of $1,108,586.

(C) Stock Issued for Services

In the first quarter of 2011, the Company issued 200,000 shares of common stock for services rendered, having a fair value of $14,000 ($0.07/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

In the first quarter of 2011, the Company issued 2,500,000 shares of common stock for future services, having a fair value of $150,000, based upon the quoted closing trading price.  The agreement commenced February 2011 and terminates August 2011.